Filed Pursuant to Rule 497(e)
1933 Act File No. 333-205411
1940 Act File No. 811-23063

Horizon Funds
Horizon Active Asset Allocation Fund
Horizon Active Risk Assist® Fund
Horizon Active Income Fund
Horizon Active Dividend Fund
Horizon Defined Risk Fund

August 16, 2017

EXPLANATORY NOTE

On behalf of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund each a series of Horizon Funds (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on August 3, 2017; such form of Supplement (Accession Number 0000894189-17-003854) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE